Breakdown of Contractual Assets and Liabilities, and Capitalized Costs - Movement in Deferred Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	€ 1,739	€ 1,223
Additions	1,458	1,450
Disposals	(1,177)	(989)
Transfers	2	0
Translation differences and hyperinflation adjustments	(23)	39
Other movements		16
Capitalized costs, ending balance	1,999	1,739
Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	854	555
Additions	838	820
Disposals	(2)	(2)
Transfers	(682)	(547)
Translation differences and hyperinflation adjustments	(7)	19
Other movements		9
Capitalized costs, ending balance	1,001	854
Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	885	668
Additions	620	630
Disposals	(1,175)	(987)
Transfers	684	547
Translation differences and hyperinflation adjustments	(16)	20
Other movements		7
Capitalized costs, ending balance	998	885
Impairment losses | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0	0
Additions	0	0
Disposals	0	0
Transfers	0	0
Translation differences and hyperinflation adjustments	0	0
Other movements		0
Capitalized costs, ending balance	0	0
Impairment losses | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	0	0
Additions	0	0
Disposals	0	0
Transfers	0	0
Translation differences and hyperinflation adjustments	0	0
Other movements		0
Capitalized costs, ending balance	0	0
Of obtaining a contract | Gross cost | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	610	371
Additions	694	671
Disposals	(1)	0
Transfers	(536)	(447)
Translation differences and hyperinflation adjustments	7	6
Other movements		9
Capitalized costs, ending balance	774	610
Of obtaining a contract | Gross cost | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	710	537
Additions	534	509
Disposals	(967)	(801)
Transfers	538	448
Translation differences and hyperinflation adjustments	0	10
Other movements		7
Capitalized costs, ending balance	815	710
Of fulfilling a contract | Gross cost | Long-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	244	184
Additions	144	149
Disposals	(1)	(2)
Transfers	(146)	(100)
Translation differences and hyperinflation adjustments	(14)	13
Other movements		0
Capitalized costs, ending balance	227	244
Of fulfilling a contract | Gross cost | Short-term contracts
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Capitalized costs, beginning balance	175	131
Additions	86	121
Disposals	(208)	(186)
Transfers	146	99
Translation differences and hyperinflation adjustments	(16)	10
Other movements		0
Capitalized costs, ending balance	€ 183	€ 175